UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

Item 1. Reports to Stockholders

Fidelity®

Series Inflation-Protected
Bond Index Fund

Fidelity Series Inflation-Protected
Bond Index Fund

Class F

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Series Inflation-Protected Bond Index Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Series Inflation-Protected Bond Index	.20%
Actual		$ 1,000.00	$ 1,028.40	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,023.87	$ 1.01
Class F	.06%
Actual		$ 1,000.00	$ 1,029.10	$ .30
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .30

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of June 30, 2012
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	30.0	23.7
1 - 1.99%	43.1	46.6
2 - 2.99%	26.9	29.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of June 30, 2012
6 months ago
Years	5.3	5.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012
6 months ago
Years	4.2	4.1

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of June 30, 2012*		As of December 31, 2011**
	U.S. Government and U.S. Government Agency Obligations 99.5%		U.S. Government and U.S. Government Agency Obligations 99.5%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Inflation-Protected Securities	99.5%	** Inflation-Protected Securities	99.5%

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	$ 550,979,434	$ 574,321,580
0.125% 4/15/17	225,460,598	238,315,428
0.125% 1/15/22	563,454,733	597,561,695
0.5% 4/15/15	313,594,517	325,865,778
0.625% 7/15/21	497,017,231	554,867,280
1.125% 1/15/21	468,611,228	540,513,295
1.25% 4/15/14	229,765,229	237,472,288
1.25% 7/15/20	409,240,390	476,520,772
1.375% 7/15/18	207,729,004	237,540,654
1.375% 1/15/20	266,305,498	310,349,677
1.625% 1/15/15	303,692,192	323,118,820
1.625% 1/15/18	210,611,435	241,048,345
1.875% 7/15/13	348,666,777	357,310,914
1.875% 7/15/15	273,831,312	298,247,794
1.875% 7/15/19	219,583,959	263,054,623
2% 1/15/14	357,749,603	371,803,991
2% 7/15/14	322,645,480	342,200,266
2% 1/15/16	265,868,489	294,490,416
2.125% 1/15/19	193,630,157	232,099,062
2.375% 1/15/17	232,643,102	268,939,776
2.5% 7/15/16	268,266,714	307,645,426
2.625% 7/15/17	199,443,107	237,381,372
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $7,197,833,287)	7,630,669,252
NET OTHER ASSETS (LIABILITIES) - 0.5%	38,461,603
NET ASSETS - 100%	$ 7,669,130,855
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.5%
Net Other Assets (Liabilities)	0.5%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,197,833,287)		$ 7,630,669,252
Cash		553,568
Receivable for investments sold		15,558,318
Receivable for fund shares sold		21,028,430
Interest receivable		40,540,565
Total assets		7,708,350,133

Liabilities
Payable for investments purchased	$ 22,792,589
Payable for fund shares redeemed	15,538,888
Accrued management fee	320,294
Other affiliated payables	567,507
Total liabilities		39,219,278

Net Assets		$ 7,669,130,855
Net Assets consist of:
Paid in capital		$ 7,113,740,080
Undistributed net investment income		109,626,446
Accumulated undistributed net realized gain (loss) on investments		12,928,364
Net unrealized appreciation (depreciation) on investments		432,835,965
Net Assets		$ 7,669,130,855

Series Inflation-Protected Bond Index: Net Asset Value, offering price and redemption price per share ($4,465,959,515 ÷ 391,542,997 shares)		$ 11.41

Class F: Net Asset Value, offering price and redemption price per share ($3,203,171,340 ÷ 280,852,287 shares)		$ 11.41

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Interest		$ 12,238,167
Inflation principal income		110,549,519
Total income		122,787,686

Expenses
Management fee	$ 2,166,688
Transfer agent fees	3,245,070
Independent trustees' compensation	12,806
Miscellaneous	10,591
Total expenses before reductions	5,435,155
Expense reductions	(31)	5,435,124
Net investment income (loss)		117,352,562
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		14,224,374
Change in net unrealized appreciation (depreciation) on investment securities		71,755,966
Net gain (loss)		85,980,340
Net increase (decrease) in net assets resulting from operations		$ 203,332,902

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 117,352,562	$ 210,601,024
Net realized gain (loss)	14,224,374	35,492,472
Change in net unrealized appreciation (depreciation)	71,755,966	265,614,109
Net increase (decrease) in net assets resulting from operations	203,332,902	511,707,605
Distributions to shareholders from net investment income	(6,739,989)	(19,520,373)
Distributions to shareholders from net realized gain	(5,127,015)	(222,578,989)
Total distributions	(11,867,004)	(242,099,362)
Share transactions - net increase (decrease)	392,451,937	1,666,503,315
Total increase (decrease) in net assets	583,917,835	1,936,111,558

Net Assets
Beginning of period	7,085,213,020	5,149,101,462
End of period (including undistributed net investment income of $109,626,446 and distributions in excess of net investment income of $986,127, respectively)	$ 7,669,130,855	$ 7,085,213,020

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Inflation-Protected Bond Index

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 10.59	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.175	.379	.147	.049
Net realized and unrealized gain (loss)	.140	.534	.367	.184
Total from investment operations	.315	.913	.514	.233
Distributions from net investment income	(.007)	(.033)	(.040)	(.018)
Distributions from net realized gain	(.008)	(.360)	(.074)	(.025)
Total distributions	(.015)	(.393)	(.114)	(.043)
Net asset value, end of period	$ 11.41	$ 11.11	$ 10.59	$ 10.19
Total Return B,C	2.84%	8.63%	5.06%	2.33%
Ratios to Average Net Assets F
Expenses before reductions	.20% A	.20%	.20%	.20% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20% A
Net investment income (loss)	3.10% A	3.42%	1.40%	1.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,465,960	$ 4,610,222	$ 4,170,428	$ 908,383
Portfolio turnover rate	26% A	43%	16%	3%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 29, 2009 (commencement of operations) to December 31, 2009.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 10.58	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.182	.391	.158	.048
Net realized and unrealized gain (loss)	.141	.543	.357	.188
Total from investment operations	.323	.934	.515	.236
Distributions from net investment income	(.015)	(.044)	(.051)	(.021)
Distributions from net realized gain	(.008)	(.360)	(.074)	(.025)
Total distributions	(.023)	(.404)	(.125)	(.046)
Net asset value, end of period	$ 11.41	$ 11.11	$ 10.58	$ 10.19
Total Return B,C	2.91%	8.84%	5.06%	2.36%
Ratios to Average Net Assets F
Expenses before reductions	.06% A	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.06% A	.10%	.10%	.10% A
Expenses net of all reductions	.06% A	.10%	.10%	.10% A
Net investment income (loss)	3.24% A	3.52%	1.50%	2.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,203,171	$ 2,474,991	$ 978,674	$ 39,059
Portfolio turnover rate	26% A	43%	16%	3%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 29, 2009 (commencement of operations) to December 31, 2009.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

Fidelity Series Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Inflation-Protected Bond Index and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 436,851,384
Gross unrealized depreciation	(4,331,126)
Net unrealized appreciation (depreciation) on securities and other investments	$ 432,520,258

Tax cost	$ 7,198,148,994

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. During the period, the Board of Trustees approved an amendment to the management contract, effective February 1, 2012, to reduce the management fee from an annual rate of .10% to .05% of the Fund's average net assets. Under the management contract, FMR pays all other Fund level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the period, the total annualized management fee rate was .06% of average net assets.

During the period, the Board of Trustees also approved a new expense contract for Series Inflation-Protected Bond Index, effective February 1, 2012. Under the expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed .20% of the class' average net assets on an annual basis with certain exceptions. Total expenses did not change under the new expense contract.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period, the Board of Trustees approved an increase in the transfer agent fees received by FIIOC for Series Inflation-Protected Bond Index, effective February 1, 2012, from an annual rate of .10% to .17% of the class' average net assets. Under the new expense contract, Series Inflation-Protected Bond Index pays a portion of the transfer agent fees at an annual rate of .15% of the class' average net assets.

FIIOC receives no fees for providing transfer agency services to Class F.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Series Inflation-Protected Bond Index	$ 3,245,070.14

* Annualized

Semiannual Report

4. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,591 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $31.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Series Inflation-Protected Bond Index	$ 2,876,221	$ 13,229,635
Class F	3,863,768	6,290,738
Total	$ 6,739,989	$ 19,520,373
From net realized gain
Series Inflation-Protected Bond Index	$ 3,221,721	$ 146,720,078
Class F	1,905,294	75,858,911
Total	$ 5,127,015	$ 222,578,989

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Series Inflation-Protected Bond Index
Shares sold	26,688,436	160,837,605*	$ 300,951,907	$ 1,784,839,793*
Reinvestment of distributions	539,112	14,371,287	6,097,942	159,948,933
Shares redeemed	(50,474,442)	(154,402,261)	(570,667,492)	(1,727,925,298)
Net increase (decrease)	(23,246,894)	20,806,631	$ (263,617,643)	$ 216,863,428
Class F
Shares sold	68,253,119	157,254,199*	$ 770,800,167	$ 1,753,740,740*
Reinvestment of distributions	509,227	7,379,011	5,769,062	82,148,993
Shares redeemed	(10,606,300)	(34,399,537)	(120,499,649)	(386,249,846)
Net increase (decrease)	58,156,046	130,233,673	$ 656,069,580	$ 1,449,639,887

* Amount includes in-kind exchanges.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate, were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Inflation-Protected Bond Index Fund

On January 19, 2012, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amended and restated management contract (the Amended Contract) for the fund to decrease management fees paid by the fund to Fidelity Management & Research Company (FMR), the fund's investment adviser, by 5 basis points (bps), effective February 1, 2012. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with its renewal of the fund's current management contract. At its September 2011 meeting, the Board concluded that the nature, extent, and quality of services provided to the fund under the existing management contract should benefit the fund's shareholders. The Board noted that the approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the fund´s shareholders should continue to benefit from the nature, extent and quality of services provided by FMR under the Amended Contract.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the existing management contract. Based on its review, the Board concluded at its September 2011 meeting that the fund's current management fee and total expenses are fair and reasonable in light of the services that the fund receives and the other factors considered.

Management Fee. In its review of the proposed management fee rate under the Amended Contract, the Board considered that the proposed fee rate is lower by 5 bps than the fund's current management fee rate. In addition, the Board considered that the fund's proposed management fee rate of 5 bps would continue to rank the fund below the median of its competitor funds based on competitive mapped group data provided to the Board in connection with the annual renewal of the existing management contract. The Board also considered that FMR will retain its obligation to pay fund-level operating expenses (such as custody, pricing and bookkeeping, legal and audit fees) under the Amended Contract.

Semiannual Report

Total Expense Ratio. In connection with its review of the fund's total expenses, the Board considered the fund's management fee as well as non-management expenses, including the impact of proposed changes to transfer agent fees for the fund. The Board noted that due to the reduction of management fees and the effects of new contractual arrangements limiting the total expenses for the retail class of the fund, total projected expenses paid by shareholders are not expected to increase as a result of the proposed change in transfer agent fees. In addition, the Board noted that the total expense ratio of Class F ranked below its competitive median for 2010 and the total expense ratio of the retail class ranked above its competitive median for 2010. The Board noted that the fund offers multiple classes and that the multiple structures are intended to offer pricing options. The Board also noted that the total expense ratios of the classes vary due to differences in transfer agent fees. The Board also noted that the fees and expenses payable under the new contractual arrangement limiting the total expenses for the retail class may not be increased without the approval of the Board.

Based on its review, the Board concluded that the proposed management fee rate and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its September 2011 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive under the circumstances. Because the Board was approving an arrangement under which management fees were being reduced, the Board did not consider additional data regarding the impact of the proposed fee arrangement on FMR's costs of services, revenues, or profitability and did not consider such factors to be significant in its decision to approve the Amended Contract.

Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the fund, whether the fund has appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its September 2011 meeting, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity. In connection with its approval of the fund´s Amended Contract, the Board did not consider economies of scale because the proposed fee arrangement lowers the fund´s management fee and FMR will contractually limit fund expenses. The Board concluded that it did not consider economies of scale to be a significant factor in its decision to approve the Amended Contract and that it will continue to review economies of scale in connection with future renewals of the Amended Contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure is fair and reasonable and that the Amended Contract should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SIB-S-SANN-0812
1.899332.102

Spartan® Inflation-Protected Bond Index
Fund

Investor Class

Fidelity Advantage® Class

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 16, 2012 to June 30, 2012). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value June 30, 2012	Expenses Paid During Period
Investor Class	.20%
Actual		$ 1,000.00	$ 1,007.00	$ .25 B
HypotheticalA		$ 1,000.00	$ 1,023.87	$ 1.01 C
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,007.00	$ .13 B
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .50 C
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,007.00	$ .09 B
HypotheticalA		$ 1,000.00	$ 1,024.52	$ .35 C
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,007.00	$ .06 B
HypotheticalA		$ 1,000.00	$ 1,024.61	$ .25 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 46/366 (to reflect the period May 16, 2012 to June 30, 2012).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Summary (Unaudited)

Coupon Distribution as of June 30, 2012
% of fund's investments
Less than 1%	22.9
1 - 1.99%	32.2
2 - 2.99%	36.2
3 - 3.99%	8.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of June 30, 2012

Years	9.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012

Years	6.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of June 30, 2012*
U.S. Government and U.S. Government Agency Obligations 99.4%
Net Other Assets (Liabilities) 0.6%
* Inflation Protected Securities	99.4%

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.4%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42	$ 255,556	$ 269,527
1.75% 1/15/28	252,579	316,885
2% 1/15/26	314,124	401,714
2.125% 2/15/40	159,662	227,195
2.125% 2/15/41	285,750	409,073
2.375% 1/15/25	432,061	570,065
2.375% 1/15/27	252,119	338,690
2.5% 1/15/29	246,457	342,307
3.375% 4/15/32	98,505	158,964
3.625% 4/15/28	284,484	439,210
3.875% 4/15/29	335,870	542,871
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	650,383	677,936
0.125% 1/15/22	681,035	722,262
0.5% 4/15/15	370,498	384,996
0.625% 7/15/21	586,937	655,253
1.125% 1/15/21	553,194	638,074
1.25% 4/15/14	271,770	280,886
1.25% 7/15/20	483,153	562,585
1.375% 7/15/18	245,382	280,598
1.375% 1/15/20	314,911	366,995
1.625% 1/15/15	359,048	382,016
1.625% 1/15/18	248,186	284,054
1.875% 7/15/13	422,133	432,598
1.875% 7/15/15	322,899	351,691
1.875% 7/15/19	259,673	311,080
2% 1/15/14	432,050	449,023
2% 7/15/14	380,799	403,878
2% 1/15/16	314,124	347,941
2.125% 1/15/19	231,455	277,438
2.375% 1/15/17	274,935	317,830
2.5% 7/15/16	316,695	363,182
U.S. Treasury Inflation Protected Obligations - continued
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes: - continued
2.625% 7/15/17	$ 235,328	$ 280,093
U.S. Treasury Inflation-Indexed Notes 0.125% 4/15/17	266,395	281,584
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $13,058,598)	13,068,494
NET OTHER ASSETS (LIABILITIES) - 0.6%	73,735
NET ASSETS - 100%	$ 13,142,229
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.4%
Short-Term Investments and Net Other Assets	0.6%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $13,058,598)		$ 13,068,494
Cash		5,536
Receivable for investments sold		96,876
Receivable for fund shares sold		90,911
Interest receivable		73,263
Total assets		13,335,080

Liabilities
Payable for investments purchased	$ 191,881
Accrued management fee	481
Transfer agent fees payable	489
Total liabilities		192,851

Net Assets		$ 13,142,229
Net Assets consist of:
Paid in capital		$ 13,083,424
Undistributed net investment income		50,575
Accumulated undistributed net realized gain (loss) on investments		(1,666)
Net unrealized appreciation (depreciation) on investments		9,896
Net Assets		$ 13,142,229

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)
Investor Class: Net Asset Value, offering price and redemption price per share ($1,316,437 ÷ 130,751 shares)	$ 10.07

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($6,790,799 ÷ 674,397 shares)	$ 10.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,517,465 ÷ 250,001 shares)	$ 10.07

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($2,517,528 ÷ 250,001 shares)	$ 10.07

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

For the period May 16, 2012 (commencement of operations) to June 30, 2012 (Unaudited)

Investment Income
Interest		$ 19,081
Inflation Principal Income		32,914
Total Income		51,995

Expenses
Management fee	$ 694
Transfer agent fees	723
Independent trustees' compensation	3
Total expenses		1,420
Net investment income (loss)		50,575
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,666)
Change in net unrealized appreciation (depreciation) on investment securities		9,896
Net gain (loss)		8,230
Net increase (decrease) in net assets resulting from operations		$ 58,805

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period May 16, 2012 (commencement of operations) to June 30, 2012 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 50,575
Net realized gain (loss)	(1,666)
Change in net unrealized appreciation (depreciation)	9,896
Net increase (decrease) in net assets resulting from operations	58,805
Share transactions - net increase (decrease)	13,083,424
Total increase (decrease) in net assets	13,142,229

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $50,575)	$ 13,142,229

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Period ended June 30, 2012 D
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.047
Net realized and unrealized gain (loss)	.023
Total from investment operations	.070
Net asset value, end of period	$ 10.07
Total Return B	.70%
Ratios to Average Net Assets E
Expenses before reductions	.20% A
Expenses net of fee waivers, if any	.20% A
Expenses net of all reductions	.20% A
Net investment income (loss)	3.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,316
Portfolio turnover rate	5% F

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D For the period May 16, 2012 (commencement of operations) to June 30, 2012.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

Period ended June 30, 2012 D
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.043
Net realized and unrealized gain (loss)	.027
Total from investment operations	.070
Net asset value, end of period	$ 10.07
Total Return B	.70%
Ratios to Average Net Assets E
Expenses before reductions	.10% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	3.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,791
Portfolio turnover rate	5% F

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D For the period May 16, 2012 (commencement of operations) to June 30, 2012.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended June 30, 2012 D
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.046
Net realized and unrealized gain (loss)	.024
Total from investment operations	.070
Net asset value, end of period	$ 10.07
Total Return B	.70%
Ratios to Average Net Assets E
Expenses before reductions	.07% A
Expenses net of fee waivers, if any	.07% A
Expenses net of all reductions	.07% A
Net investment income (loss)	3.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,517
Portfolio turnover rate	5% F

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D For the period May 16, 2012 (commencement of operations) to June 30, 2012.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

Period ended June 30, 2012 D
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.047
Net realized and unrealized gain (loss)	.023
Total from investment operations	.070
Net asset value, end of period	$ 10.07
Total Return B	.70%
Ratios to Average Net Assets E
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.05% A
Expenses net of all reductions	.05% A
Net investment income (loss)	3.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,518
Portfolio turnover rate	5% F

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D For the period May 16, 2012 (commencement of operations) to June 30, 2012.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

Spartan® Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class and Fidelity Advantage® Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 59,455
Gross unrealized depreciation	(49,559)
Net unrealized appreciation (depreciation) on securities and other investments	$ 9,896

Tax cost	$ 13,058,598

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.20%
Fidelity Advantage Class	.10%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Fidelity Advantage Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .15%, .05%, and .02% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 422
Fidelity Advantage Class	238
Institutional Class	63
$ 723

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Period ended June 30, 2012 A	Period ended June 30, 2012 A
Investor Class
Shares sold	382,588	$ 3,839,090
Shares redeemed	(251,837)	(2,556,024)
Net increase (decrease)	130,751	$ 1,283,066
Fidelity Advantage Class
Shares sold	674,397	$ 6,800,338
Shares redeemed	-	-
Net increase (decrease)	674,397	$ 6,800,338
Institutional Class
Shares sold	250,001	$ 2,500,010
Shares redeemed	-	-
Net increase (decrease)	250,001	$ 2,500,010
Fidelity Advantage Institutional Class
Shares sold	250,001	$ 2,500,010
Shares redeemed	-	-
Net increase (decrease)	250,001	$ 2,500,010

A For the period May 16, 2012 (commencement of operations) to June 30, 2012.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 77% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Inflation-Protected Bond Index Fund

On April 19, 2012, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' expertise in managing bond index funds in general, and inflation-protected bond funds in particular, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the proposed management fee rate of 5 bp is lower than the median fee rate of competitor bond index funds. The Board also considered that the projected total expense ratios, which are comparable to those of similar classes and funds that Fidelity offers to shareholders, would rank below median compared to comparable classes of competitor bond index funds.

The Board also considered that the proposed contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses of each class as follows: Investor Class: 20 bp; Fidelity Advantage Class: 10 bp; Institutional Class: 7 bp; and Fidelity Advantage Institutional Class: 5 bp. The fees and expenses payable by shareholders under these contractual arrangements may not be increased without the approval of the Board.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money

Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

PIB-USAN-0812
1.939223.100

Spartan® Inflation-Protected Bond Index
Fund

Institutional Class

Fidelity Advantage® Institutional Class

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 16, 2012 to June 30, 2012). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value June 30, 2012	Expenses Paid During Period
Investor Class	.20%
Actual		$ 1,000.00	$ 1,007.00	$ .25 B
HypotheticalA		$ 1,000.00	$ 1,023.87	$ 1.01 C
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,007.00	$ .13 B
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .50 C
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,007.00	$ .09 B
HypotheticalA		$ 1,000.00	$ 1,024.52	$ .35 C
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,007.00	$ .06 B
HypotheticalA		$ 1,000.00	$ 1,024.61	$ .25 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 46/366 (to reflect the period May 16, 2012 to June 30, 2012).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Summary (Unaudited)

Coupon Distribution as of June 30, 2012
% of fund's investments
Less than 1%	22.9
1 - 1.99%	32.2
2 - 2.99%	36.2
3 - 3.99%	8.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of June 30, 2012

Years	9.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012

Years	6.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of June 30, 2012*
U.S. Government and U.S. Government Agency Obligations 99.4%
Net Other Assets (Liabilities) 0.6%
* Inflation Protected Securities	99.4%

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.4%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42	$ 255,556	$ 269,527
1.75% 1/15/28	252,579	316,885
2% 1/15/26	314,124	401,714
2.125% 2/15/40	159,662	227,195
2.125% 2/15/41	285,750	409,073
2.375% 1/15/25	432,061	570,065
2.375% 1/15/27	252,119	338,690
2.5% 1/15/29	246,457	342,307
3.375% 4/15/32	98,505	158,964
3.625% 4/15/28	284,484	439,210
3.875% 4/15/29	335,870	542,871
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	650,383	677,936
0.125% 1/15/22	681,035	722,262
0.5% 4/15/15	370,498	384,996
0.625% 7/15/21	586,937	655,253
1.125% 1/15/21	553,194	638,074
1.25% 4/15/14	271,770	280,886
1.25% 7/15/20	483,153	562,585
1.375% 7/15/18	245,382	280,598
1.375% 1/15/20	314,911	366,995
1.625% 1/15/15	359,048	382,016
1.625% 1/15/18	248,186	284,054
1.875% 7/15/13	422,133	432,598
1.875% 7/15/15	322,899	351,691
1.875% 7/15/19	259,673	311,080
2% 1/15/14	432,050	449,023
2% 7/15/14	380,799	403,878
2% 1/15/16	314,124	347,941
2.125% 1/15/19	231,455	277,438
2.375% 1/15/17	274,935	317,830
2.5% 7/15/16	316,695	363,182
U.S. Treasury Inflation Protected Obligations - continued
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes: - continued
2.625% 7/15/17	$ 235,328	$ 280,093
U.S. Treasury Inflation-Indexed Notes 0.125% 4/15/17	266,395	281,584
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $13,058,598)	13,068,494
NET OTHER ASSETS (LIABILITIES) - 0.6%	73,735
NET ASSETS - 100%	$ 13,142,229
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.4%
Short-Term Investments and Net Other Assets	0.6%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $13,058,598)		$ 13,068,494
Cash		5,536
Receivable for investments sold		96,876
Receivable for fund shares sold		90,911
Interest receivable		73,263
Total assets		13,335,080

Liabilities
Payable for investments purchased	$ 191,881
Accrued management fee	481
Transfer agent fees payable	489
Total liabilities		192,851

Net Assets		$ 13,142,229
Net Assets consist of:
Paid in capital		$ 13,083,424
Undistributed net investment income		50,575
Accumulated undistributed net realized gain (loss) on investments		(1,666)
Net unrealized appreciation (depreciation) on investments		9,896
Net Assets		$ 13,142,229

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)
Investor Class: Net Asset Value, offering price and redemption price per share ($1,316,437 ÷ 130,751 shares)	$ 10.07

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($6,790,799 ÷ 674,397 shares)	$ 10.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,517,465 ÷ 250,001 shares)	$ 10.07

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($2,517,528 ÷ 250,001 shares)	$ 10.07

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

For the period May 16, 2012 (commencement of operations) to June 30, 2012 (Unaudited)

Investment Income
Interest		$ 19,081
Inflation Principal Income		32,914
Total Income		51,995

Expenses
Management fee	$ 694
Transfer agent fees	723
Independent trustees' compensation	3
Total expenses		1,420
Net investment income (loss)		50,575
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,666)
Change in net unrealized appreciation (depreciation) on investment securities		9,896
Net gain (loss)		8,230
Net increase (decrease) in net assets resulting from operations		$ 58,805

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period May 16, 2012 (commencement of operations) to June 30, 2012 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 50,575
Net realized gain (loss)	(1,666)
Change in net unrealized appreciation (depreciation)	9,896
Net increase (decrease) in net assets resulting from operations	58,805
Share transactions - net increase (decrease)	13,083,424
Total increase (decrease) in net assets	13,142,229

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $50,575)	$ 13,142,229

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Period ended June 30, 2012 D
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.047
Net realized and unrealized gain (loss)	.023
Total from investment operations	.070
Net asset value, end of period	$ 10.07
Total Return B	.70%
Ratios to Average Net Assets E
Expenses before reductions	.20% A
Expenses net of fee waivers, if any	.20% A
Expenses net of all reductions	.20% A
Net investment income (loss)	3.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,316
Portfolio turnover rate	5% F

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D For the period May 16, 2012 (commencement of operations) to June 30, 2012.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

Period ended June 30, 2012 D
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.043
Net realized and unrealized gain (loss)	.027
Total from investment operations	.070
Net asset value, end of period	$ 10.07
Total Return B	.70%
Ratios to Average Net Assets E
Expenses before reductions	.10% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	3.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,791
Portfolio turnover rate	5% F

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D For the period May 16, 2012 (commencement of operations) to June 30, 2012.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended June 30, 2012 D
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.046
Net realized and unrealized gain (loss)	.024
Total from investment operations	.070
Net asset value, end of period	$ 10.07
Total Return B	.70%
Ratios to Average Net Assets E
Expenses before reductions	.07% A
Expenses net of fee waivers, if any	.07% A
Expenses net of all reductions	.07% A
Net investment income (loss)	3.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,517
Portfolio turnover rate	5% F

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D For the period May 16, 2012 (commencement of operations) to June 30, 2012.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

Period ended June 30, 2012 D
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.047
Net realized and unrealized gain (loss)	.023
Total from investment operations	.070
Net asset value, end of period	$ 10.07
Total Return B	.70%
Ratios to Average Net Assets E
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.05% A
Expenses net of all reductions	.05% A
Net investment income (loss)	3.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,518
Portfolio turnover rate	5% F

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D For the period May 16, 2012 (commencement of operations) to June 30, 2012.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

Spartan® Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class and Fidelity Advantage® Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 59,455
Gross unrealized depreciation	(49,559)
Net unrealized appreciation (depreciation) on securities and other investments	$ 9,896

Tax cost	$ 13,058,598

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.20%
Fidelity Advantage Class	.10%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Fidelity Advantage Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .15%, .05%, and .02% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 422
Fidelity Advantage Class	238
Institutional Class	63
$ 723

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Period ended June 30, 2012 A	Period ended June 30, 2012 A
Investor Class
Shares sold	382,588	$ 3,839,090
Shares redeemed	(251,837)	(2,556,024)
Net increase (decrease)	130,751	$ 1,283,066
Fidelity Advantage Class
Shares sold	674,397	$ 6,800,338
Shares redeemed	-	-
Net increase (decrease)	674,397	$ 6,800,338
Institutional Class
Shares sold	250,001	$ 2,500,010
Shares redeemed	-	-
Net increase (decrease)	250,001	$ 2,500,010
Fidelity Advantage Institutional Class
Shares sold	250,001	$ 2,500,010
Shares redeemed	-	-
Net increase (decrease)	250,001	$ 2,500,010

A For the period May 16, 2012 (commencement of operations) to June 30, 2012.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 77% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Inflation-Protected Bond Index Fund

On April 19, 2012, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' expertise in managing bond index funds in general, and inflation-protected bond funds in particular, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the proposed management fee rate of 5 bp is lower than the median fee rate of competitor bond index funds. The Board also considered that the projected total expense ratios, which are comparable to those of similar classes and funds that Fidelity offers to shareholders, would rank below median compared to comparable classes of competitor bond index funds.

The Board also considered that the proposed contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses of each class as follows: Investor Class: 20 bp; Fidelity Advantage Class: 10 bp; Institutional Class: 7 bp; and Fidelity Advantage Institutional Class: 5 bp. The fees and expenses payable by shareholders under these contractual arrangements may not be increased without the approval of the Board.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money

Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

PIB-I-USAN-0812
1.939216.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 23, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 23, 2012